UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Floor

Parsippany,  NJ 07054

(Address of Principal Executive Offices)(Zip Code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Rd. 3rd Floor

Parsippany,  NJ 07054

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Bread & Butter Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 50.11%

Consumer Products - 7.60%
1,600	Philip Morris International, Inc.	89,632

Diversified Holding Cos. - 21.02%
1,050	Berkshire Hathaway, Inc. Class-B *	86,814
4,250	Loews Corp.	161,075
		247,889
Gold & Silver Ores - 5.51%
500	Central Gold Trust *	25,200
2,000	Coeur d'Alene Mines Corp. *	39,840
		65,040
Healthcare-Pharmaceutical - 3.49%
2,400	Pfizer, Inc.	41,208

Meat Packing Plants - 3.60%
24	Seaboard Corp.	42,504

Oil & Gas Exploration/Production - 1.78%
1,000	Statoilhydro Asa ADR	20,980

Oil & Gas Field Services - 3.33%
500	Noble Corp.	16,895
500	Ensco International, Inc.	22,365
		39,260
Radio Telephone Communications - 1.05%
500	Vodafone Group Plc.	12,405

Retail - 2.72%
600	Walmart Stores, Inc.	32,112

TOTAL FOR COMMON STOCKS (Cost $470,794) - 50.11%		$ 591,030

PREFERRED STOCKS - 5.92%
1,000	Commonwealth REIT 8.75% Class-B	25,350
2,000	Commonwealth REIT 6.50% Class-D	44,440
		69,790

TOTAL FOR PREFERRED STOCKS (Cost $28,418) - 5.92%		$ 69,790

SHORT TERM INVESTMENTS - 44.03%
269,287	Fidelity Institutional Money Market Portfolio 0.30% ** (Cost $269,287)	269,287
250,000	Huntington Conservative Deposit Account 0.40% ** (Cost $250,000)	250,000
		519,287

TOTAL SHORT TERM INVESTMENTS (Cost $519,287) - 44.03%		$ 519,287

TOTAL INVESTMENTS (Cost $1,018,499) - 100.06%		$ 1,180,107

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(737)

NET ASSETS - 100.00%		$ 1,179,370

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at September 30, 2010.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Bread & Butter Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,018,499 amounted to $161,608, which consisted of aggregate gross unrealized appreciation of $171,554 and aggregate gross unrealized depreciation of $9,946.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of

such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

2. FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest,

and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$591,030	$0	$0	$591,030
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stock	$69,790	$0	$0	$69,790
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	519,287	$0	$0	$519,287
Total	$1,180,107	$0	$0	$1,180,107

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

     James B. Potkul

     President/Principal Financial Officer

Date November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

     James B. Potkul

     President/Principal Financial Officer

Date November 18, 2010